DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Low Beta High Yield Bond ETF

May 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.3%
Basic Materials - 4.2%
Chemicals - 2.0%
Ashland LLC, 144A,3.375%, 9/1/31	$871,000	$698,028
Avient Corp.
144A,5.75%, 5/15/25	1,352,000	1,346,971
144A,7.125%, 8/1/30	1,444,000	1,459,256
Axalta Coating Systems LLC, 144A,3.375%, 2/15/29	1,360,000	1,167,131
Methanex Corp.
5.125%, 10/15/27	1,422,000	1,325,672
5.25%, 12/15/29	1,364,000	1,243,208
NOVA Chemicals Corp., 144A,4.875%, 6/1/24	2,066,000	2,020,195
Olin Corp.
5.125%, 9/15/27	909,000	863,913
5.625%, 8/1/29	1,403,000	1,345,954
5.00%, 2/1/30	966,000	881,415
SCIH Salt Holdings, Inc., 144A,4.875%, 5/1/28	2,138,000	1,896,692
Valvoline, Inc.
144A,4.25%, 2/15/30	1,145,000	1,125,029
144A,3.625%, 6/15/31	1,042,000	856,071

(Cost $16,862,647)		16,229,535

Iron/Steel - 0.6%
Cleveland-Cliffs, Inc.
144A,6.75%, 3/15/26	1,746,000	1,768,078
5.875%, 6/1/27	1,036,000	1,006,388
144A,6.75%, 4/15/30	1,440,000	1,361,908
United States Steel Corp.,6.875%, 3/1/29	909,000	879,430

(Cost $5,181,489)		5,015,804

Mining - 1.6%
Arconic Corp.
144A,6.00%, 5/15/25	1,383,000	1,389,905
144A,6.125%, 2/15/28	1,724,000	1,741,142
FMG Resources August 2006 Pty Ltd.
144A,5.125%, 5/15/24	1,419,000	1,418,909
144A,4.50%, 9/15/27	1,167,000	1,106,380
144A,5.875%, 4/15/30	1,359,000	1,283,801
144A,4.375%, 4/1/31	3,091,000	2,615,205
144A,6.125%, 4/15/32	1,495,000	1,414,545
Nexa Resources SA
144A,5.375%, 5/4/27	1,380,000	1,262,401
144A,6.50%, 1/18/28	1,009,000	953,572

(Cost $13,675,401)		13,185,860

Communications - 11.7%
Advertising - 0.5%
Lamar Media Corp.
3.75%, 2/15/28	1,388,000	1,253,893
4.00%, 2/15/30	949,000	827,553
3.625%, 1/15/31	1,015,000	848,621
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A,6.25%, 6/15/25	729,000	727,233

(Cost $3,970,817)		3,657,300

Internet - 3.0%
Gen Digital, Inc.
144A,5.00%, 4/15/25	2,110,000	2,064,369
144A,6.75%, 9/30/27	1,701,000	1,700,846
144A,7.125%, 9/30/30	1,182,000	1,181,010
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	1,112,000	1,063,411
144A,3.50%, 3/1/29	1,528,000	1,324,281
Match Group Holdings II LLC
144A,5.00%, 12/15/27	771,000	726,197
144A,4.625%, 6/1/28	1,104,000	1,009,089
144A,4.125%, 8/1/30	976,000	829,683
144A,3.625%, 10/1/31	965,000	787,175
MercadoLibre, Inc.
2.375%, 1/14/26	700,000	642,040
3.125%, 1/14/31	1,382,000	1,128,507
Uber Technologies, Inc.
144A,7.50%, 5/15/25	1,791,000	1,813,000
144A,8.00%, 11/1/26	2,877,000	2,936,859
144A,7.50%, 9/15/27	2,357,000	2,420,738
144A,6.25%, 1/15/28	1,050,000	1,046,104
144A,4.50%, 8/15/29	2,926,000	2,673,557
Ziff Davis, Inc., 144A,4.625%, 10/15/30	877,000	748,659

(Cost $24,712,771)		24,095,525

Media - 7.5%
Cable One, Inc., 144A,4.00%, 11/15/30	1,258,000	985,643
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	901,000	883,354
144A,5.125%, 5/1/27	3,913,000	3,630,030
144A,5.00%, 2/1/28	4,977,000	4,529,741
144A,5.375%, 6/1/29	1,867,000	1,682,770
144A,6.375%, 9/1/29	1,893,000	1,767,830
144A,4.75%, 3/1/30	3,658,000	3,082,935
144A,4.50%, 8/15/30	3,277,000	2,700,767
144A,4.25%, 2/1/31	3,587,000	2,876,856
144A,4.75%, 2/1/32	1,434,000	1,150,350
4.50%, 5/1/32	3,474,000	2,721,385
144A,4.50%, 6/1/33	2,086,000	1,594,020
144A,4.25%, 1/15/34	2,563,000	1,898,475
News Corp.
144A,3.875%, 5/15/29	1,971,000	1,733,371
144A,5.125%, 2/15/32	966,000	879,904

Nexstar Media, Inc.
144A,5.625%, 7/15/27	3,361,000	3,072,341
144A,4.75%, 11/1/28	1,967,000	1,661,781
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	2,001,000	1,767,606
144A,5.00%, 8/1/27	2,926,000	2,656,406
144A,4.00%, 7/15/28	3,933,000	3,297,971
TEGNA, Inc.
144A,4.75%, 3/15/26	1,090,000	1,040,895
5.00%, 9/15/29	2,161,000	1,850,453
Telenet Finance Luxembourg Notes SARL, 144A,5.50%, 3/1/28	2,000,000	1,860,750
Univision Communications, Inc., 144A,5.125%, 2/15/25	2,990,000	2,891,420
UPC Broadband Finco BV, 144A,4.875%, 7/15/31	2,460,000	2,068,343
Videotron Ltd.
144A,5.375%, 6/15/24	1,195,000	1,184,323
144A,5.125%, 4/15/27	1,081,000	1,044,311
144A,3.625%, 6/15/29	1,026,000	884,150
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	2,726,000	2,453,505
144A,4.50%, 8/15/30	1,758,000	1,463,306

(Cost $66,596,453)		61,314,992

Telecommunications - 0.7%
Hughes Satellite Systems Corp.,5.25%, 8/1/26	1,406,000	1,311,728
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	2,592,000	2,090,754
144A,4.75%, 7/15/31	2,891,000	2,380,439

(Cost $6,242,676)		5,782,921

Consumer, Cyclical - 26.5%
Airlines - 1.8%
Air Canada, 144A,3.875%, 8/15/26	2,356,000	2,189,708
Delta Air Lines, Inc.
2.90%, 10/28/24	1,770,000	1,711,240
7.375%, 1/15/26	1,659,000	1,742,796
4.375%, 4/19/28	802,000	754,887
3.75%, 10/28/29	932,000	831,730
United Airlines, Inc.
144A,4.375%, 4/15/26	4,002,000	3,789,837
144A,4.625%, 4/15/29	3,882,000	3,520,566

(Cost $15,042,537)		14,540,764

Apparel - 0.1%
Levi Strauss & Co., 144A,3.50%, 3/1/31
(Cost $805,438)	950,000	786,685

Auto Manufacturers - 4.6%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	749,000	710,635
144A,5.875%, 6/1/29	886,000	855,019
144A,3.75%, 1/30/31	2,043,000	1,727,055
Ford Motor Co.
4.346%, 12/8/26	3,037,000	2,929,200
3.25%, 2/12/32	4,926,000	3,747,626
6.10%, 8/19/32	3,445,000	3,237,720
Ford Motor Credit Co. LLC
3.664%, 9/8/24	873,000	842,261
4.063%, 11/1/24	1,536,000	1,488,031
2.30%, 2/10/25	1,304,000	1,218,300
4.687%, 6/9/25	608,000	585,271
5.125%, 6/16/25	1,785,000	1,732,112
4.134%, 8/4/25	1,357,000	1,286,311
3.375%, 11/13/25	2,153,000	1,985,247
GMTN, 4.389%, 1/8/26	1,056,000	994,589
6.95%, 3/6/26	1,543,000	1,547,641
4.542%, 8/1/26	573,000	536,739
2.70%, 8/10/26	1,345,000	1,191,627
4.271%, 1/9/27	927,000	851,856
4.95%, 5/28/27	1,545,000	1,447,546
4.125%, 8/17/27	1,254,000	1,134,430
3.815%, 11/2/27	773,000	687,027
7.35%, 11/4/27	1,517,000	1,534,106
2.90%, 2/16/28	773,000	653,840
2.90%, 2/10/29	848,000	691,042
5.113%, 5/3/29	1,385,000	1,269,321
4.00%, 11/13/30	1,660,000	1,396,350
3.625%, 6/17/31	1,129,000	914,382

(Cost $40,725,028)		37,195,284

Auto Parts & Equipment - 1.5%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	1,561,000	1,478,208
144A,7.00%, 4/15/28	950,000	961,219
144A,8.25%, 4/15/31	995,000	994,976
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	1,573,000	1,609,602
5.00%, 5/31/26	1,772,000	1,729,561
4.875%, 3/15/27	1,361,000	1,302,052
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	2,117,000	2,053,626
144A,6.875%, 4/14/28	1,213,000	1,215,486
144A,7.125%, 4/14/30	1,150,000	1,159,378

(Cost $12,807,430)		12,504,108

Distribution/Wholesale - 0.8%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	1,479,000	1,350,396
144A,3.875%, 11/15/29	704,000	599,829
H&E Equipment Services, Inc., 144A,3.875%, 12/15/28	2,464,000	2,116,886

Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	1,060,000	1,081,200
144A,7.75%, 3/15/31	1,540,000	1,607,021

(Cost $6,993,483)		6,755,332

Entertainment - 5.5%
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	6,743,000	6,728,577
144A,8.125%, 7/1/27	3,246,000	3,309,859
144A,7.00%, 2/15/30	3,940,000	3,962,060
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,5.75%, 7/1/25	1,691,000	1,701,092
CDI Escrow Issuer, Inc., 144A,5.75%, 4/1/30	2,299,000	2,153,418
Cedar Fair LP,5.25%, 7/15/29	1,009,000	928,911
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A,5.50%, 5/1/25	2,018,000	2,005,233
5.375%, 4/15/27	846,000	807,498
Churchill Downs, Inc.
144A,5.50%, 4/1/27	1,095,000	1,059,342
144A,4.75%, 1/15/28	1,382,000	1,280,375
144A,6.75%, 5/1/31	1,200,000	1,185,636
International Game Technology PLC
144A,6.50%, 2/15/25	968,000	972,501
144A,4.125%, 4/15/26	1,369,000	1,303,398
144A,6.25%, 1/15/27	1,488,000	1,486,423
144A,5.25%, 1/15/29	1,480,000	1,401,738
Live Nation Entertainment, Inc.
144A,4.875%, 11/1/24	1,058,000	1,040,633
144A,6.50%, 5/15/27	2,287,000	2,286,765
144A,4.75%, 10/15/27	1,919,000	1,780,324
144A,3.75%, 1/15/28	1,040,000	941,200
Scientific Games International, Inc., 144A,8.625%, 7/1/25	1,159,000	1,184,980
Six Flags Entertainment Corp., 144A,5.50%, 4/15/27	993,000	939,648
Vail Resorts, Inc., 144A,6.25%, 5/15/25	1,083,000	1,086,873
WMG Acquisition Corp.
144A,3.75%, 12/1/29	1,305,000	1,124,179
144A,3.875%, 7/15/30	878,000	751,111
144A,3.00%, 2/15/31	1,514,000	1,222,714
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	1,469,000	1,312,803
144A,7.125%, 2/15/31	1,200,000	1,202,164

(Cost $46,818,813)		45,159,455

Food Service - 0.8%
Aramark Services, Inc.
144A,5.00%, 4/1/25	1,145,000	1,118,231
144A,6.375%, 5/1/25	2,970,000	2,950,398
144A,5.00%, 2/1/28	2,210,000	2,090,936

(Cost $6,270,864)		6,159,565

Home Builders - 0.5%
Meritage Homes Corp.
6.00%, 6/1/25	835,000	837,208
144A,3.875%, 4/15/29	846,000	741,497
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	1,017,000	994,850
144A,5.75%, 1/15/28	954,000	927,245
144A,5.125%, 8/1/30	923,000	861,025

(Cost $4,572,750)		4,361,825

Home Furnishings - 0.2%
Tempur Sealy International, Inc., 144A,4.00%, 4/15/29
(Cost $1,505,155)	1,523,000	1,298,455

Housewares - 0.8%
Newell Brands, Inc.
4.875%, 6/1/25	956,000	910,810
4.70%, 4/1/26	3,923,000	3,658,198
6.375%, 9/15/27	946,000	902,096
6.625%, 9/15/29	1,007,000	952,244

(Cost $6,963,092)		6,423,348

Leisure Time - 1.0%
Life Time, Inc., 144A,5.75%, 1/15/26	1,824,000	1,769,169
Royal Caribbean Cruises Ltd.
144A,11.50%, 6/1/25	2,776,000	2,936,592
144A,8.25%, 1/15/29	1,986,000	2,091,395
Viking Cruises Ltd., 144A,13.00%, 5/15/25	1,320,000	1,388,315

(Cost $8,203,931)		8,185,471

Lodging - 4.6%
Boyd Gaming Corp.
4.75%, 12/1/27	2,071,000	1,961,796
144A,4.75%, 6/15/31	1,738,000	1,547,116
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	1,046,000	1,042,027
144A,5.75%, 5/1/28	896,000	884,561
144A,3.75%, 5/1/29	1,572,000	1,390,213
4.875%, 1/15/30	1,918,000	1,784,973
144A,4.00%, 5/1/31	2,100,000	1,812,960
144A,3.625%, 2/15/32	3,078,000	2,544,667
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	1,664,000	1,481,932
144A,4.875%, 7/1/31	980,000	832,544
Las Vegas Sands Corp.
3.20%, 8/8/24	3,510,000	3,387,474
2.90%, 6/25/25	746,000	697,954

3.50%, 8/18/26	2,074,000	1,922,177
3.90%, 8/8/29	1,499,000	1,327,702
MGM Resorts International
6.75%, 5/1/25	1,499,000	1,505,979
5.75%, 6/15/25	1,281,000	1,273,480
4.625%, 9/1/26	807,000	763,705
5.50%, 4/15/27	1,334,000	1,278,716
4.75%, 10/15/28	1,473,000	1,343,623
Station Casinos LLC, 144A,4.50%, 2/15/28	1,289,000	1,148,681
Travel + Leisure Co.
144A,6.625%, 7/31/26	1,285,000	1,274,534
6.00%, 4/1/27	732,000	706,629
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	3,547,000	3,480,828
144A,5.25%, 5/15/27	1,733,000	1,631,249

(Cost $38,143,110)		37,025,520

Retail - 4.3%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	680,000	678,830
144A,3.875%, 1/15/28	2,988,000	2,743,206
144A,4.375%, 1/15/28	1,553,000	1,428,397
144A,3.50%, 2/15/29	1,491,000	1,324,743
144A,4.00%, 10/15/30	5,700,000	4,899,346
Asbury Automotive Group, Inc.
4.50%, 3/1/28	697,000	636,612
144A,4.625%, 11/15/29	1,565,000	1,378,135
4.75%, 3/1/30	968,000	849,354
Bath & Body Works, Inc.,5.25%, 2/1/28	984,000	937,107
FirstCash, Inc.
144A,4.625%, 9/1/28	909,000	810,091
144A,5.625%, 1/1/30	1,112,000	1,011,129
Lithia Motors, Inc.
144A,4.625%, 12/15/27	809,000	749,829
144A,3.875%, 6/1/29	1,538,000	1,323,290
144A,4.375%, 1/15/31	1,102,000	941,542
Macy’s Retail Holdings LLC
144A,5.875%, 3/15/30	861,000	747,337
144A,6.125%, 3/15/32	821,000	696,721
Murphy Oil USA, Inc.
4.75%, 9/15/29	999,000	915,918
144A,3.75%, 2/15/31	975,000	822,729
Penske Automotive Group, Inc.
3.50%, 9/1/25	1,120,000	1,066,113
3.75%, 6/15/29	947,000	812,402
PetSmart, Inc. / PetSmart Finance Corp., 144A,4.75%, 2/15/28	2,305,000	2,134,656
SRS Distribution, Inc., 144A,4.625%, 7/1/28	1,236,000	1,092,346
Yum! Brands, Inc.
144A,4.75%, 1/15/30	1,636,000	1,538,803
3.625%, 3/15/31	1,806,000	1,542,940
4.625%, 1/31/32	2,116,000	1,924,675
5.375%, 4/1/32	2,212,000	2,097,377

(Cost $36,985,086)		35,103,628

Consumer, Non-cyclical - 19.9%
Agriculture - 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	959,000	933,617
144A,6.00%, 6/15/30	1,972,000	1,942,161

(Cost $2,942,968)		2,875,778

Commercial Services - 5.2%
ADT Security Corp., 144A,4.125%, 8/1/29	1,986,000	1,735,645
APX Group, Inc., 144A,6.75%, 2/15/27	1,125,000	1,109,522
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28	970,000	865,948
144A,5.375%, 3/1/29	1,218,000	1,098,914
Block, Inc.
2.75%, 6/1/26	1,973,000	1,777,067
3.50%, 6/1/31	1,968,000	1,609,385
Brink’s Co.
144A,5.50%, 7/15/25	797,000	786,900
144A,4.625%, 10/15/27	1,183,000	1,107,232
Gartner, Inc.
144A,4.50%, 7/1/28	1,527,000	1,435,846
144A,3.625%, 6/15/29	1,145,000	1,017,664
144A,3.75%, 10/1/30	1,652,000	1,450,812
Herc Holdings, Inc., 144A,5.50%, 7/15/27	2,376,000	2,258,988
Hertz Corp., 144A,4.625%, 12/1/26	955,000	852,672
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	2,663,000	2,609,018
144A,3.375%, 8/31/27	1,965,000	1,727,838
144A,6.25%, 1/15/28	2,543,000	2,335,320
Service Corp. International
4.625%, 12/15/27	1,020,000	965,201
5.125%, 6/1/29	1,497,000	1,425,893
3.375%, 8/15/30	1,730,000	1,442,067
4.00%, 5/15/31	1,541,000	1,318,942
United Rentals North America, Inc.
5.50%, 5/15/27	936,000	925,552
3.875%, 11/15/27	1,479,000	1,370,471
4.875%, 1/15/28	3,347,000	3,191,093
5.25%, 1/15/30	1,389,000	1,318,122
4.00%, 7/15/30	1,494,000	1,307,392
3.875%, 2/15/31	2,185,000	1,877,737
3.75%, 1/15/32	1,479,000	1,239,631

Williams Scotsman International, Inc.
144A,6.125%, 6/15/25	1,122,000	1,117,965
144A,4.625%, 8/15/28	925,000	846,236

(Cost $44,704,719)		42,125,073

Cosmetics/Personal Care - 0.4%
Coty, Inc., 144A,5.00%, 4/15/26	1,784,000	1,715,262
Edgewell Personal Care Co., 144A,5.50%, 6/1/28	1,519,000	1,424,602

(Cost $3,297,412)		3,139,864

Food - 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	1,333,000	1,238,024
144A,7.50%, 3/15/26	1,175,000	1,209,145
144A,4.625%, 1/15/27	2,626,000	2,494,594
144A,5.875%, 2/15/28	1,464,000	1,432,158
144A,6.50%, 2/15/28	1,513,000	1,505,072
144A,3.50%, 3/15/29	2,687,000	2,339,053
144A,4.875%, 2/15/30	1,942,000	1,780,183
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	1,096,000	1,057,669
144A,4.125%, 1/31/30	1,792,000	1,595,598
144A,4.375%, 1/31/32	1,400,000	1,245,334
Performance Food Group, Inc.
144A,5.50%, 10/15/27	2,086,000	2,008,800
144A,4.25%, 8/1/29	1,961,000	1,735,012
Pilgrim’s Pride Corp.
144A,5.875%, 9/30/27	1,638,000	1,609,638
3.50%, 3/1/32	1,790,000	1,431,919
6.25%, 7/1/33	1,950,000	1,900,594
Post Holdings, Inc., 144A,5.75%, 3/1/27	903,000	886,400
US Foods, Inc.
144A,6.25%, 4/15/25	2,018,000	2,015,495
144A,4.75%, 2/15/29	1,818,000	1,659,945
144A,4.625%, 6/1/30	909,000	819,103

(Cost $31,217,452)		29,963,736

Healthcare-Products - 2.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	2,950,000	2,731,108
144A,3.875%, 11/1/29	1,574,000	1,375,071
Hologic, Inc.
144A,4.625%, 2/1/28	825,000	782,754
144A,3.25%, 2/15/29	1,793,000	1,570,162
Medline Borrower LP
144A,3.875%, 4/1/29	8,850,000	7,643,043
144A,5.25%, 10/1/29	4,940,000	4,232,299
Teleflex, Inc.
4.625%, 11/15/27	1,059,000	1,003,079
144A,4.25%, 6/1/28	892,000	820,531

(Cost $20,869,371)		20,158,047

Healthcare-Services - 4.9%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	1,088,000	994,748
144A,3.125%, 2/15/29	1,117,000	910,344
144A,3.50%, 4/1/30	1,189,000	959,838
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	809,000	736,113
144A,3.75%, 3/15/29	1,217,000	1,070,838
144A,4.00%, 3/15/31	926,000	796,800
Encompass Health Corp.
4.50%, 2/1/28	1,624,000	1,497,985
4.75%, 2/1/30	1,540,000	1,395,083
4.625%, 4/1/31	794,000	694,540
IQVIA, Inc.
144A,5.00%, 10/15/26	1,819,000	1,769,670
144A,5.00%, 5/15/27	2,320,000	2,234,432
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	1,657,000	1,522,240
144A,3.875%, 11/15/30	1,272,000	1,090,074
144A,3.875%, 5/15/32	1,448,000	1,208,148
Tenet Healthcare Corp.
4.625%, 7/15/24	1,148,000	1,148,000
4.875%, 1/1/26	4,169,000	4,035,823
6.25%, 2/1/27	2,943,000	2,901,477
5.125%, 11/1/27	2,954,000	2,825,300
4.625%, 6/15/28	1,145,000	1,066,691
4.25%, 6/1/29	2,687,000	2,415,784
4.375%, 1/15/30	2,880,000	2,568,626
144A,6.125%, 6/15/30	3,934,000	3,805,005
144A,6.75%, 5/15/31	2,700,000	2,703,996

(Cost $42,322,182)		40,351,555

Household Products/Wares - 0.2%
Central Garden & Pet Co.,4.125%, 10/15/30	970,000	814,889
Spectrum Brands, Inc.,5.75%, 7/15/25	859,000	854,585

(Cost $1,738,941)		1,669,474

Pharmaceuticals - 2.7%
Jazz Securities DAC, 144A,4.375%, 1/15/29	2,972,000	2,665,070
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	4,077,000	3,633,981
144A,5.125%, 4/30/31	3,936,000	3,342,838
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	1,337,000	1,296,141
4.375%, 3/15/26	1,344,000	1,278,294
4.40%, 6/15/30	1,478,000	1,287,854
Prestige Brands, Inc.
144A,5.125%, 1/15/28	797,000	762,175
144A,3.75%, 4/1/31	1,207,000	995,292

Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	800,000	813,487
3.15%, 10/1/26	6,667,000	5,950,714

(Cost $23,207,421)		22,025,846

Energy - 7.9%
Oil & Gas - 3.6%
Antero Resources Corp.
144A,7.625%, 2/1/29	820,000	835,249
144A,5.375%, 3/1/30	1,170,000	1,076,808
Apache Corp.,4.25%, 1/15/30	994,000	893,685
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	956,000	930,793
144A,5.875%, 2/1/29	970,000	913,868
144A,6.75%, 4/15/29	1,897,000	1,857,336
CrownRock LP / CrownRock Finance, Inc., 144A,5.625%, 10/15/25	1,761,000	1,727,365
Matador Resources Co.
5.875%, 9/15/26	1,340,000	1,295,585
144A,6.875%, 4/15/28	1,000,000	992,939
MEG Energy Corp.
144A,7.125%, 2/1/27	907,000	924,323
144A,5.875%, 2/1/29	1,216,000	1,149,639
Murphy Oil Corp.
5.875%, 12/1/27	979,000	951,312
6.375%, 7/15/28	869,000	857,062
Parkland Corp., 144A,5.875%, 7/15/27	961,000	925,580
Permian Resources Operating LLC, 144A,5.875%, 7/1/29	1,369,000	1,281,369
Range Resources Corp.
4.875%, 5/15/25	1,269,000	1,244,809
8.25%, 1/15/29	1,326,000	1,382,713
144A,4.75%, 2/15/30	1,020,000	922,992
Southwestern Energy Co.
5.375%, 2/1/29	1,377,000	1,283,887
5.375%, 3/15/30	2,351,000	2,163,479
4.75%, 2/1/32	2,271,000	1,967,437
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	1,219,000	1,199,707
4.50%, 5/15/29	1,585,000	1,412,651
4.50%, 4/30/30	1,566,000	1,376,511

(Cost $30,641,781)		29,567,099

Oil & Gas Services - 0.1%
Weatherford International Ltd., 144A,6.50%, 9/15/28
(Cost $865,547)	863,000	855,751

Pipelines - 4.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,7.875%, 5/15/26	1,069,000	1,084,788
144A,5.375%, 6/15/29	1,435,000	1,321,102
Buckeye Partners LP
144A,4.125%, 3/1/25	988,000	942,519
3.95%, 12/1/26	1,206,000	1,076,856
4.125%, 12/1/27	717,000	630,136
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A,5.50%, 6/15/31	2,782,000	2,482,705
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,5.75%, 4/1/25	846,000	830,933
DT Midstream, Inc.
144A,4.125%, 6/15/29	2,102,000	1,825,623
144A,4.375%, 6/15/31	2,025,000	1,705,827
EnLink Midstream LLC
144A,5.625%, 1/15/28	1,084,000	1,045,685
5.375%, 6/1/29	1,005,000	953,722
144A,6.50%, 9/1/30	1,925,000	1,916,002
EnLink Midstream Partners LP
4.15%, 6/1/25	879,000	849,474
4.85%, 7/15/26	872,000	843,599
EQM Midstream Partners LP,4.125%, 12/1/26	986,000	908,183
Hess Midstream Operations LP
144A,5.625%, 2/15/26	1,529,000	1,501,707
144A,5.125%, 6/15/28	1,100,000	1,031,437
144A,4.25%, 2/15/30	1,540,000	1,336,173
144A,5.50%, 10/15/30	727,000	659,641
NuStar Logistics LP,5.75%, 10/1/25	1,143,000	1,117,694
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25	1,089,000	1,025,136
144A,4.95%, 7/15/29	961,000	861,537
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	2,389,000	2,078,419
144A,6.25%, 1/15/30	2,160,000	2,143,448
144A,4.125%, 8/15/31	2,322,000	2,004,757
144A,3.875%, 11/1/33	2,469,000	2,025,411

(Cost $36,627,915)		34,202,514

Financial - 8.0%
Diversified Financial Services - 2.4%
AG Issuer LLC, 144A,6.25%, 3/1/28	1,000,000	923,482
AG TTMT Escrow Issuer LLC, 144A,8.625%, 9/30/27	1,000,000	1,013,820
Navient Corp.
5.875%, 10/25/24	1,110,000	1,086,687
6.75%, 6/25/25	975,000	944,478
NFP Corp., 144A,4.875%, 8/15/28	1,096,000	979,665
OneMain Finance Corp.
6.875%, 3/15/25	2,324,000	2,242,229
3.50%, 1/15/27	1,587,000	1,321,249

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	2,215,000	1,940,430
144A,3.625%, 3/1/29	1,449,000	1,197,586
144A,3.875%, 3/1/31	2,461,000	1,936,856
144A,4.00%, 10/15/33	1,676,000	1,264,131
SLM Corp.
4.20%, 10/29/25	986,000	903,664
3.125%, 11/2/26	936,000	803,473
Synchrony Financial,7.25%, 2/2/33	1,481,000	1,318,405
United Wholesale Mortgage LLC, 144A,5.50%, 11/15/25	1,521,000	1,425,845

(Cost $21,160,903)		19,302,000

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc., 144A,4.25%, 2/15/29	1,377,000	1,160,648
AssuredPartners, Inc., 144A,7.00%, 8/15/25	1,013,000	1,000,275
HUB International Ltd.
144A,7.00%, 5/1/26	3,275,000	3,229,463
144A,5.625%, 12/1/29	1,039,000	933,367

(Cost $6,300,264)		6,323,753

Real Estate - 0.4%
Howard Hughes Corp.
144A,5.375%, 8/1/28	1,490,000	1,327,136
144A,4.125%, 2/1/29	1,297,000	1,062,762
144A,4.375%, 2/1/31	1,239,000	989,496

(Cost $3,852,011)		3,379,394

Real Estate Investment Trusts - 3.9%
HAT Holdings I LLC / HAT Holdings II LLC
144A,6.00%, 4/15/25	673,000	652,025
144A,3.375%, 6/15/26	2,027,000	1,775,501
Iron Mountain, Inc.
144A,4.875%, 9/15/27	1,951,000	1,827,532
144A,5.25%, 3/15/28	1,616,000	1,514,201
144A,5.00%, 7/15/28	866,000	794,037
144A,4.875%, 9/15/29	1,922,000	1,716,945
144A,5.25%, 7/15/30	2,608,000	2,339,732
144A,4.50%, 2/15/31	2,256,000	1,923,071
144A,5.625%, 7/15/32	1,170,000	1,043,178
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,7.50%, 6/1/25	1,219,000	1,222,200
144A,5.875%, 10/1/28	1,413,000	1,292,895
144A,4.875%, 5/15/29	1,520,000	1,309,039
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	1,322,000	1,226,433
144A,4.50%, 2/15/29	1,251,000	1,108,211
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	896,000	817,372
144A,4.00%, 9/15/29	995,000	833,342
SBA Communications Corp.
3.875%, 2/15/27	2,950,000	2,721,734
3.125%, 2/1/29	2,960,000	2,495,441
Service Properties Trust,4.35%, 10/1/24	1,662,000	1,596,716
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	697,000	654,793
4.75%, 3/15/25	999,000	938,430
XHR LP
144A,6.375%, 8/15/25	946,000	925,831
144A,4.875%, 6/1/29	962,000	824,891

(Cost $33,094,684)		31,553,550

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	2,298,000	2,153,860
6.25%, 5/15/26	2,402,000	2,106,149

(Cost $4,609,777)		4,260,009

Industrial - 12.2%
Aerospace/Defense - 3.9%
Howmet Aerospace, Inc.
5.125%, 10/1/24	1,821,000	1,808,536
6.875%, 5/1/25	1,045,000	1,069,112
3.00%, 1/15/29	1,344,000	1,178,307
Rolls-Royce PLC
144A,3.625%, 10/14/25	1,920,000	1,812,369
144A,5.75%, 10/15/27	2,018,000	1,966,663
TransDigm, Inc.
144A,6.25%, 3/15/26	8,417,000	8,368,108
6.375%, 6/15/26	1,820,000	1,800,773
7.50%, 3/15/27	1,516,000	1,513,872
5.50%, 11/15/27	5,296,000	4,989,707
144A,6.75%, 8/15/28	4,050,000	4,059,214
4.625%, 1/15/29	2,300,000	2,041,319
4.875%, 5/1/29	1,474,000	1,312,027

(Cost $32,497,690)		31,920,007

Building Materials - 1.7%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	1,060,000	983,703
144A,4.25%, 2/1/32	2,606,000	2,241,346
144A,6.375%, 6/15/32	1,346,000	1,325,360
JELD-WEN, Inc., 144A,4.625%, 12/15/25	790,000	763,594
Knife River Corp., 144A,7.75%, 5/1/31	850,000	855,610
Standard Industries, Inc.
144A,5.00%, 2/15/27	1,463,000	1,374,707
144A,4.75%, 1/15/28	2,122,000	1,939,001

144A,4.375%, 7/15/30	3,156,000	2,667,930
Summit Materials LLC / Summit Materials Finance Corp., 144A,5.25%, 1/15/29	1,375,000	1,291,998

(Cost $13,762,084)		13,443,249

Electrical Components & Equipment - 0.7%
WESCO Distribution, Inc.
144A,7.125%, 6/15/25	2,652,000	2,673,725
144A,7.25%, 6/15/28	2,643,000	2,704,329

(Cost $5,560,168)		5,378,054

Electronics - 0.8%
Sensata Technologies BV
144A,5.625%, 11/1/24	967,000	968,678
144A,5.00%, 10/1/25	1,244,000	1,223,900
144A,4.00%, 4/15/29	1,989,000	1,774,022
144A,5.875%, 9/1/30	846,000	818,723
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	1,081,000	966,811
144A,3.75%, 2/15/31	1,358,000	1,155,876

(Cost $7,447,280)		6,908,010

Environmental Control - 1.4%
Clean Harbors, Inc., 144A,6.375%, 2/1/31	930,000	931,355
GFL Environmental, Inc.
144A,4.25%, 6/1/25	1,140,000	1,096,727
144A,3.75%, 8/1/25	1,419,000	1,345,418
144A,5.125%, 12/15/26	896,000	864,419
144A,4.00%, 8/1/28	1,419,000	1,268,142
144A,3.50%, 9/1/28	1,566,000	1,397,952
144A,4.75%, 6/15/29	1,469,000	1,335,577
144A,4.375%, 8/15/29	1,080,000	960,592
Stericycle, Inc.
144A,5.375%, 7/15/24	1,153,000	1,141,470
144A,3.875%, 1/15/29	980,000	865,801

(Cost $11,655,486)		11,207,453

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.,5.75%, 6/15/25
(Cost $816,661)	801,000	795,161

Packaging & Containers - 3.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	1,125,000	1,106,000
144A,3.25%, 9/1/28	1,168,000	999,025
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	1,384,000	1,357,911
144A,4.125%, 8/15/26	2,446,000	2,287,126
Ball Corp.
5.25%, 7/1/25	1,841,000	1,833,641
4.875%, 3/15/26	1,649,000	1,614,913
6.875%, 3/15/28	1,471,000	1,507,060
2.875%, 8/15/30	2,547,000	2,111,542
3.125%, 9/15/31	1,663,000	1,371,884
Berry Global, Inc., 144A,5.625%, 7/15/27	969,000	953,351
Crown Americas LLC,5.25%, 4/1/30	996,000	951,768
Graphic Packaging International LLC
144A,3.50%, 3/15/28	801,000	728,262
144A,3.75%, 2/1/30	806,000	709,316
OI European Group BV, 144A,4.75%, 2/15/30	747,000	673,322
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	1,963,000	1,732,230
Sealed Air Corp.
144A,5.125%, 12/1/24	1,029,000	1,021,144
144A,5.50%, 9/15/25	647,000	642,887
144A,4.00%, 12/1/27	1,119,000	1,022,637
144A,5.00%, 4/15/29	784,000	728,367
Sealed Air Corp./Sealed Air Corp., 144A,6.125%, 2/1/28	1,195,000	1,185,157
Silgan Holdings, Inc.,4.125%, 2/1/28	1,094,000	1,002,520

(Cost $26,809,793)		25,540,063

Trucking & Leasing - 0.5%
Fortress Transportation and Infrastructure Investors LLC
144A,6.50%, 10/1/25	1,380,000	1,342,150
144A,9.75%, 8/1/27	712,000	734,639
144A,5.50%, 5/1/28	1,985,000	1,784,041

(Cost $3,909,598)		3,860,830

Technology - 4.7%
Computers - 1.4%
NCR Corp.
144A,5.75%, 9/1/27	826,000	823,280
144A,6.125%, 9/1/29	1,052,000	1,044,409
Presidio Holdings, Inc., 144A,4.875%, 2/1/27	1,033,000	966,906
Seagate HDD Cayman
4.75%, 1/1/25	925,000	904,517
4.875%, 6/1/27	1,083,000	1,040,900
4.091%, 6/1/29	931,000	805,702
Western Digital Corp.
4.75%, 2/15/26	4,508,000	4,291,167
2.85%, 2/1/29	1,128,000	911,334
3.10%, 2/1/32	880,000	659,239

(Cost $11,635,130)		11,447,454

Semiconductors - 0.9%
Entegris Escrow Corp.
144A,4.75%, 4/15/29	3,117,000	2,917,004
144A,5.95%, 6/15/30	1,761,000	1,698,142

Entegris, Inc.
144A,4.375%, 4/15/28	769,000	707,791
144A,3.625%, 5/1/29	839,000	721,041
ON Semiconductor Corp., 144A,3.875%, 9/1/28	1,321,000	1,190,801

(Cost $7,259,143)		7,234,779

Software - 2.4%
Boxer Parent Co., Inc., 144A,7.125%, 10/2/25	1,180,000	1,184,354
Clarivate Science Holdings Corp., 144A,3.875%, 7/1/28	1,808,000	1,598,882
Fair Isaac Corp.
144A,5.25%, 5/15/26	847,000	834,346
144A,4.00%, 6/15/28	1,650,000	1,520,442
Open Text Corp.
144A,3.875%, 2/15/28	1,790,000	1,568,321
144A,3.875%, 12/1/29	1,660,000	1,384,526
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	1,795,000	1,522,214
144A,4.125%, 12/1/31	1,259,000	1,034,426
PTC, Inc.
144A,3.625%, 2/15/25	961,000	925,150
144A,4.00%, 2/15/28	1,025,000	956,018
ROBLOX Corp., 144A,3.875%, 5/1/30	1,926,000	1,651,718
SS&C Technologies, Inc., 144A,5.50%, 9/30/27	3,938,000	3,762,030
Twilio, Inc.
3.625%, 3/15/29	959,000	829,314
3.875%, 3/15/31	959,000	811,348

(Cost $20,670,541)		19,583,089

Utilities - 3.2%
Electric - 3.1%
Calpine Corp.
144A,5.25%, 6/1/26	886,000	859,975
144A,4.50%, 2/15/28	2,429,000	2,215,169
144A,3.75%, 3/1/31	1,779,000	1,452,229
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	1,689,000	1,574,451
144A,3.75%, 2/15/31	1,820,000	1,529,144
DPL, Inc.,4.125%, 7/1/25	827,000	789,575
FirstEnergy Corp.
Series B, 4.15%, 7/15/27	2,707,000	2,594,903
2.65%, 3/1/30	1,249,000	1,066,278
Series B, 2.25%, 9/1/30	939,000	770,914
NextEra Energy Operating Partners LP
144A,4.25%, 7/15/24	1,284,000	1,260,426
144A,3.875%, 10/15/26	912,000	843,782
144A,4.50%, 9/15/27	1,122,000	1,046,484
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	1,969,000	1,915,190
144A,5.625%, 2/15/27	2,668,000	2,569,403
144A,5.00%, 7/31/27	2,437,000	2,286,433
144A,4.375%, 5/1/29	2,461,000	2,146,840

(Cost $26,462,026)		24,921,196

Gas - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.,5.50%, 5/20/25
(Cost $1,284,469)	1,320,000	1,272,895

TOTAL CORPORATE BONDS (Cost $840,302,388)		800,047,060

	Number of Shares
CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.04% (a)
(Cost $5,288,771)	5,288,771	5,288,771

TOTAL INVESTMENTS - 98.9% (Cost $845,591,159)		$805,335,831
Other assets and liabilities, net - 1.1%		8,946,419

NET ASSETS - 100.0%		$814,282,250

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31 (b)
1,552,065	—	(1,467,170)	(398,114)	313,219	15,533	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32 (b)
3,038,749	—	(2,883,343)	(973,927)	818,521	24,591	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33 (b)
2,794,732	46,341	(2,703,931)	(903,636)	766,494	24,328	—	—	—
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (a)(c)
9,125,075	—	(9,125,075) (d)	—	—	135,201	—	—	—
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.04% (a)
10,573,885	87,814,574	(93,099,688)	—	—	182,408	—	5,288,771	5,288,771

27,084,506	87,860,915	(109,279,207)	(2,275,677)	1,898,234	382,061	—	5,288,771	5,288,771

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

GMTN:	Global Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$800,047,060	$—	$800,047,060
Short-Term Investments (a)	5,288,771	—	—	5,288,771

TOTAL	$5,288,771	$800,047,060	$—	$805,335,831

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYDW-PH3

R-089711-1 (5/24) DBX005195 (5/24)